Related party transactions and key management personnel	12 Months Ended
Dec. 31, 2024
Related party transactions and key management personnel
Related party transactions and key management personnel

Note 26. Related party transactions and key management personnel

Shareholders

During the years ended December 31, 2024, 2023, and 2022, Carsten Koerl, CEO and founder of the Company, held more than 80% voting rights in the Company.

Transactions with key management personnel

Carsten Koerl holds 33% of the shares in UAB TV Zaidimai (“Zaidimai”) situated in Vilnius, Lithuania. During the years ended December 31, 2024, 2023 and 2022, the Company generated revenue of €0.1 million, €0.1 million, and €0.1 million, respectively, with Zaidimai.

Until May 2022, Carsten Koerl held a 23% beneficial ownership in OOO PMBK, which is associated with Interactive Sports Holdings Limited. The Company generated revenue of €1.2 million in year ended December 31, 2022 until the date Carsten Koerl no longer held any interest.

During the year ended December 31, 2021, Carsten Koerl held more than 50% in BetTech based in Cape Town, South Africa, where he also acted as a director. On August 4, 2022, Sportradar acquired 100% of shares in BetTech from Carsten Koerl and minority shareholders for consideration of €7.0 million (refer to Note 3). The Company recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022. During the year ended December 31, 2022 until the date of the Company’s acquisition of BetTech, the Company generated revenue of €0.3 million with BetTech. Sportradar generated revenue of €0.2 million with BetTech in 2021.

The Company’s acquisition of BetTech on August 4, 2022 was a related party transaction and an acquisition under common control in the context of the establishment of SportTech AG with Ringier and certain minority shareholders. Immediately upon closing of the Company’s acquisition of BetTech, the Company contributed 100% of the shares of BetTech for €10.0 million to SportTech in addition to a cash contribution of €13.7 million to SportTech and a cash equalization payment of €14.2 million to Ringier, for a 49% ownership in SportTech. Sportradar’s director Marc Walder served as a director for Ringier, a Swiss holding company which, together with two minority shareholders, held 51% ownership of SportTech prior to May 31, 2023.

The Company sold its 49% interest in SportTech on May 31, 2023. As part of this transaction, the Company received a cash payment of €15.2 million from Ringier which is included as proceeds from disposal of equity-accounted investee in investing activities in the consolidated statement of cash flows for the year ended December 31, 2023. The difference between the carrying amount of the investment on May 31, 2023 and the fair value of proceeds received resulted in a loss on disposal of equity-accounted investee in the amount of €13.6 million, recognized in the statement of profit or loss and other comprehensive income for the year ended December 31, 2023. Additionally, BetTech became a wholly-owned subsidiary of the Company as a result of the sale of its interest in SportTech. On November 30, 2023, BetTech was sold to a third-party and is not a subsidiary of the Company as of December 31, 2023 (refer to Note 27).

Compensation of Board of Directors and key management personnel

During the years ended December 31, 2024, 2023 and 2022, the board of directors’ aggregate emoluments amounted to €0.6 million, €0.6 million and €0.6 million, respectively. Share-based compensation expense amounted to €1.1 million, €1.0 million, and €0.8 million during the years ended December 31, 2024, 2023 and 2022, respectively. Key management personnel comprises members of the executive leadership team.

Compensation expense included in personnel expense in the consolidated statements of profit or loss other comprehensive income related to directors and key management personnel is shown below:

	Years Ended December 31,
in €‘000	2024	2023	2022
Short-term employee benefits	9,635	5,210	10,023
Post-employment pension contributions	697	540	456
Share-based compensation	6,629	11,377	3,232
Termination benefits	311	—	—
Total	17,272	17,127	13,711

Management loans

As of December 31, 2024 and 2023, the Company has outstanding loans that were issued to several members of middle management in prior years of €nil and €0.3 million, respectively. The loans have a fixed interest rate of 5%. The loans were granted to middle management to purchase participation shares of Slam InvestCo S.à.r.l. prior to the Company’s initial public offering.

Transactions with associates

During the years ended December 31, 2024, 2023 and 2022, the transactions with associates of the Company are shown below:

	Year Ended December 31,
	Revenue			Expenses
in €’000	2024	2023	2022	2024	2023	2022
NSoft[1]	—	—	824	—	—	274
Bayes[2]	15	91	—	—	189	775
SportTech[3]	—	413	613	—	388	150
Total	15	504	1,437	—	577	1,199
[1]

During 2021, and until April 28, 2022, NSoft was an associate of the Company, which is the date the Company acquired an additional 30% interest in NSoft and NSoft became a consolidated entity of the Company.

[2]

During 2022, and until September 10, 2024, Bayes Esports Solutions GmbH (“Bayes”) was an associate of the Company. On this date the Company entered into an agreement to sell its shares in Bayes to other Bayes shareholders and agreed to make a settlement payment of €1.5 million, which has been recognized in the consolidated statement of profit and loss and other comprehensive income for the year ended December 31, 2024.

[3]SportTech was an associate of the Company from August 4, 2022 to May 22, 2023.